[LOGO] LANDMARK(SM) FUNDS
          Advised by Citibank, N.A.




          LANDMARK
          CALIFORNIA
          TAX FREE
          RESERVES




          ANNUAL
          REPORT
          August 31, 1995

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------


Dear Shareholder:

     The past year has been one of marked contrasts for the U.S. economy and its financial markets. During the first half of the year, short-term cash equivalent investments such as Landmark California Tax Free Reserves did relatively well as interest rates rose in response to inflation fears, while longer term bonds and stocks fared poorly. As the economy slowed in the second half of the fiscal year, broad measures of stock and bond performance rallied to new highs and yields on most short-term tax-exempt money market investments dropped.

     The Landmark Funds' investment adviser, Citibank, N.A., manages Landmark California Tax Free Reserves to provide high levels of current income that are largely exempt from both federal and California personal income taxes, as well as preservation of capital and liquidity. The Fund seeks to offer an attractive yield by investing in a high-quality portfolio composed primarily of short-term municipal obligations issued by state and municipal governments and by public authorities. A portion of the Fund's income may not be exempt from California personal income taxes.

     This Annual Report reviews the Fund's investment activities and performance over the past 12 months and provides a summary of Citibank's perspective on and outlook for the financial markets. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation. We look forward to serving you in the months and years ahead.



/s/ Philip W. Coolidge
----------------------------
    Philip W. Coolidge
    President
    September 20, 1995


----------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed
  by Citibank or Citicorp Investment
  Services
o Are subject to investment risks,
  including possible loss of the
  principal amount invested.

TABLE OF CONTENTS

LANDMARK CALIFORNIA
  TAX FREE RESERVES
----------------------------------------
  1 Letter to Shareholders
----------------------------------------
  2 Market Environment
    Fund Snapshot
----------------------------------------
  3 Fund Quotes
    The Portfolio Manager Responds
    Strategy and Outlook
----------------------------------------
  4 Fund Data
    7-Day Yield Comparisons
----------------------------------------
  5 Portfolio of Investments
----------------------------------------
  7 Statement of Assets and Liabilities
    Statement of Operations
----------------------------------------
  8 Statement of Changes in Net Assets
    Financial Highlights
----------------------------------------
  9 Notes to Financial Statements
----------------------------------------
 11 Independent Auditors' Report

--------------------------------------------------------------------------------
    MARKET ENVIRONMENT
--------------------------------------------------------------------------------

     When the Fund's fiscal year began on September 1, 1994, the U.S. economy was growing faster than its available supply of labor and materials, fueling inflation fears. Investors reacted by selling stocks and bonds and shifting assets to short-term money market securities. As a result, stocks and bonds provided below-average returns in 1994 while yields on cash equivalents rose.

     In the face of these inflationary pressures, the Federal Reserve Board continued to raise short-term interest rates in an effort to slow the rate of economic growth enough to forestall a further acceleration of inflation. By the beginning of 1995, signs began to emerge that the economy was indeed slowing to a pace below the rate at which inflationary pressures become a problem. As the rate of economic growth moderated and the likelihood of further interest-rate hikes receded, yields on money market securities generally declined during the second half of the fiscal year.

     The Fund's investments were also influenced by events specific to both California and the nation's municipal bond markets. In December, losses in Orange County's investment fund created considerable uncertainty about some California issuers' ability to pay interest and repay principal in a timely manner, and some issuers were unable to sell their bonds at all without also providing insurance or other guarantees of repayment. Nationally, tax reform proposals in Congress put downward pressure on tax-exempt money market yields as demand for short-term issues strengthened.

--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
March 10, 1992

NET ASSETS AS OF 8/31/95
$51.8 million

FUND OBJECTIVE
Provide high levels of current income which is exempt from both Federal and California personal income taxes,* preservation of capital and liquidity.

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper California Tax Exempt Money Market Funds Average
o IBC/Donoghue California Tax Free Money Funds Average

INVESTMENT ADVISER
Citibank, N.A.


* A portion of the income may be subject to the Federal Alternative Minimum Tax. Consult your personal tax advisor.

--------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"In the wake of Orange County's bankruptcy, we have stayed away from small, local issues in favor of larger, more well-known issuers."

"A recent appellate court ruling legally requires California municipalities to set aside funds in reserve to repay their debt obligations, which should help prevent problems similar to Orange County's in the future."

"Looking forward, we expect interest rates to decline modestly if the Federal Reserve eases monetary policy in response to a weakening economy."

--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     We carefully monitored the various economic and political influences affecting California's municipal bond marketplace during the year and took action opportunistically. Although we maintained an overall neutral average-maturity posture for the Fund during most of the period, we extended maturities to the long end of the neutral range to lock in higher yields when interest rates rose. Conversely, we reduced maturities when interest rates temporarily declined in order to keep funds available for higher yielding securities as they became available.

     Landmark California Tax Free Reserves held no securities issued by Orange County, California, or its municipalities at the time of the bankruptcy, and the Fund's California holdings quickly recovered as investors recognized their creditworthiness. Yet, we continued to take a cautious approach to the California municipal bond market by avoiding smaller issuers and focusing instead on well known, highly rated securities. We were also able to find attractive opportunities in variable-rate demand notes. In addition, we conducted a thorough review of all California holdings soon after the Orange County incident.

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     Our forecast for the U.S. economy calls for slow-but-positive growth over the near term. The Federal Reserve appears to have been successful in its efforts to slow the U.S. economy to non-inflationary levels without causing a recession, and, despite July's modest interest-rate reduction, we expect monetary policy to remain unchanged over the next few months. If the economy heats up unexpectedly, short-term interest rates may rise in response. Absent an economic rebound, tax-exempt money market yields should decline modestly as demand continues to outweigh the available supply of new issues.

     Over the longer term, we expect the Federal Reserve to resume easing if the U.S. economy shows further signs of weakness. The prospect of recession is unacceptable to many in Washington, D.C., especially in an election year. We believe, therefore, that lower yields are more likely than higher ones.

     In California, we continue to monitor the political and economic environments carefully. On one hand, ongoing litigation regarding Orange County's actions after the bankruptcy continues to add an element of uncertainty to the marketplace. On the other hand, California's economy continues to strengthen, as does the State's financial condition, reducing the need to finance budget deficits in the short-term tax-exempt market.

     As these national, regional and local issues evolve, we will continue to manage Landmark California Tax Free Reserves to maximize tax-exempt yields without sacrificing preservation of capital.

--------------------------------------------------------------------------------
  FUND DATA  All Periods Ending August 31, 1995
--------------------------------------------------------------------------------

                                                                                        TOTAL RETURNS
                                                                                   ---------------------
                                                                                                   SINCE
                                                                                    ONE       MARCH 10, 1992
                                                                                    YEAR         INCEPTION*
                                                                                   -----      --------------
Landmark California Tax Free Reserves.....................................          3.49%           2.77%
Lipper California Tax Exempt Money Market Funds Average...................          3.19%           2.47%+

* Average Annual Total Return
+ Since 2/29/92

7-DAY YIELDS
----------
Annualized Current         3.35%
Effective                  3.40%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------
     For the fiscal year ended August 31, 1995, the Fund paid $0.03434 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax and 77.5% of dividends earned were also exempt from California personal income tax. In addition, 8.3% of the dividends were derived from income earned from certain municipal obligations which may be subject to Federal Alternative Minimum Tax (AMT).

--------------------------------------------------------------------------------
  7-DAY YIELD COMPARISONS
--------------------------------------------------------------------------------

As the graph illustrates, Landmark California Tax Free Reserves generally had a higher average annualized 7-day yield than the comparable Money Market Funds, as published in IBC/Donoghue's Money Fund Report over most of the period.

COMPARISON OF 7-DAY YIELDS FOR LANDMARK CALIFORNIA TAX FREE RESERVES
        VS. IBC/DONOGHUE CALIFORNIA TAX FREE FUNDS AVERAGE

              Landmark     IBC/Donoghue
             California   California Tax
              Tax Free      Free Funds
              Reserves        Average
             ----------   --------------
 9/6/94         2.85%        2.58%
 9/13/94        2.72%        2.51%
 9/20/94        2.97%        2.62%
 9/27/94        3.13%        2.78%
 10/4/94        3.18%        2.90%
10/11/94        2.71%        2.60%
10/18/94        2.65%        2.40%
10/25/94        2.96%        2.56%
 11/1/94        3.18%        2.60%
 11/8/94        3.07%        2.72%
11/15/94        3.25%        2.81%
11/22/94        3.36%        2.98%
11/29/94        3.42%        3.07%
 12/6/94        3.25%        2.98%
12/13/94        3.14%        2.81%
12/20/94        3.71%        3.37%
12/27/94        3.95%        3.88%
 1/3/95         4.06%        4.23%
 1/10/95        3.45%        3.34%
 1/17/95        3.08%        2.73%
 1/24/95        3.12%        2.66%
 1/31/95        3.55%        3.06%
 2/7/95         3.48%        3.09%
 2/14/95        3.59%        3.26%
 2/21/95        3.77%        3.45%
 2/28/95        3.72%        3.40%
 3/7/95         3.63%        3.31%
 3/14/95        3.51%        3.15%
 3/21/95        3.59%        3.22%
 3/28/95        3.72%        3.35%
 4/4/95         3.78%        3.46%
 4/11/95        3.59%        3.28%
 4/18/95        3.68%        3.40%
 4/25/95        3.82%        3.57%
 5/2/95         3.90%        3.72%
 5/9/95         3.86%        3.72%
 5/16/95        3.96%        3.82%
 5/23/95        3.81%        3.61%
 5/30/95        3.75%        3.50%
 6/6/95         3.50%        3.23%
 6/13/95        3.16%        2.78%
 6/20/95        3.68%        3.26%
 6/27/95        3.72%        3.48%
 7/4/95         3.65%        3.39%
 7/11/95        3.23%        2.86%
 7/18/95        3.18%        2.69%
 7/25/95        3.43%        3.10%
 8/1/95         3.45%        3.21%
 8/8/95         3.33%        3.07%
 8/15/95        3.43%        3.17%
 8/22/95        3.43%        3.18%
 8/29/95        3.33%        3.11%


Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower and the 7-Day annualized current yield would have been 3.05%.

--------------------------------------------------------------------------------
  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS  August 31, 1995
--------------------------------------------------------------------------------

                                           PRINCIPAL
                                             AMOUNT
ISSUER                                  (000'S OMITTED)       VALUE
-----------------------------------------------------------------------
TAX EXEMPT COMMERCIAL PAPER--26.1%
-----------------------------------------------------------------------
California Pollution Control
   Finance Authority,
   4.15%, due 9/7/95........................   $2,000       $ 2,000,000
California Pollution Control
   Finance Authority,
   4.10%, due 9/8/95........................    1,000         1,000,000
California Pollution Control
   Finance Authority,
   3.20%, due 10/11/95......................    1,200         1,200,000
California Pollution Control
   Finance Authority,
   3.75%, due 10/13/95......................    1,300         1,300,000
Long Beach, CA Harbor Authority,
   3.85%, due 10/10/95......................    1,500         1,500,000
Los Angeles County, CA Series A,
   3.70%, due 11/9/95.......................    1,000         1,000,000
Los Angeles County, CA
   Transportation Authority,
   4.10%, due 9/7/95........................    1,000         1,000,000
Lower Colorado River
   Authority Service,
   3.90%, due 9/12/95.......................    1,000         1,000,000
Puerto Rico Industrial Tourist,
   3.70%, due 11/8/95.......................    1,500         1,500,000
Sacramento, CA
   Municipal Utility District,
   4.10%, due 9/8/95........................    2,000         2,000,000
                                                            -----------
                                                             13,500,000
                                                            -----------

-----------------------------------------------------------------------
 ANNUAL AND SEMI-ANNUAL TENDER REVENUE BONDS
   AND NOTES (PUTS)--16.1%
-----------------------------------------------------------------------
Aurora Hanover Park, IL Single
   Family Mortgage Revenue, AMT,
   4.26%, due 12/15/95......................   $  790         $ 790,000
California Pollution Control
   Finance Authority,
   4.25%, due 6/15/96.......................    1,360         1,365,725
California State,
   5.75%, due 4/25/96.......................    1,000         1,014,352
Oklahoma State Water Resource,
   4.50%, due 9/1/95........................    1,000         1,000,000
Puerto Rico Public
   Buildings Authority,
   8.00%, due 7/1/96........................    2,000         2,126,022
Virgin Islands Housing
   Financial Authority, AMT,
   4.38%, due 2/1/96........................    1,000         1,000,000
Sacramento, CA
   Municipal Utility District,
   7.50%, due 5/1/96........................    1,000         1,041,342
                                                            -----------
                                                              8,337,441
                                                            -----------

-----------------------------------------------------------------------
 BOND ANTICIPATION NOTES, TAX AND REVENUE
  ANTICIPATION NOTES -- 4.8%
-----------------------------------------------------------------------
Butte County, CA Bond Anticipation Notes,
   5.00%, due 10/27/95......................    1,000         1,001,222
Sacramento, CA
   Tax and Revenue Anticipation Notes,
   5.00%, due 11/10/95......................      500           500,689
Texas State, TX
   Tax and Revenue Anticipation Notes,
   4.75%, due 8/30/96.......................    1,000         1,006,610
                                                            -----------
                                                              2,508,521
                                                            -----------

-----------------------------------------------------------------------
 VARIABLE RATE DEMAND NOTES*-- 58.4%
-----------------------------------------------------------------------
Alameda County, CA
   Industrial Development
   Authority, due 6/1/04....................    $ 400         $ 400,000
Angelina & Niches, TX River
   Authority, due 5/1/14....................      400           400,000
Berkeley County, SC
   Pollution Control, due 7/1/12............    1,000         1,000,000
California Health Facilities Finance
   Authority, due 7/1/13....................    2,170         2,170,000
California Health Facilities Finance
   Authority, due 7/1/16....................      100           100,000
California Health Facilities Finance
   Authority, due 3/1/20....................    1,500         1,500,000
California Health Facilities Finance
   Authority, due 7/1/20....................    1,200         1,200,000
California Pollution Control Finance
   Authority, due 9/1/13....................    1,100         1,100,000
California Pollution Control Finance
   Authority, AMT, due 9/1/18...............      400           400,000
California Pollution Control Finance
   Authority, AMT, due 9/1/20...............      600           600,000
California Pollution Control Recovery
   Authority, due 12/1/24...................      500           500,000
California Pollution Control
   Solid Waste, AMT,
   due 10/1/24..............................    1,000         1,000,000
California Statewide
   Community Development,
   due 7/1/15...............................      300           300,000
California Statewide
   Community Development,
   due 11/1/15..............................    2,000         2,000,000
Carlsbad, CA
   Multi-Family Housing Revenue,
   due 6/1/11...............................      400           400,000
Chula Vista, CA
   Multi-Family Housing Revenue,
   due 3/1/05...............................    1,000         1,000,000
Contra Costa, CA
   Transportation Revenue,
   due 3/1/09...............................    1,600         1,600,000
Eastern, CA Municipal
   Water District Revenue,
   due 7/1/20...............................      700           700,000
Jackson County, MS
   Pollution Control Authority,
   due 6/1/23...............................      100           100,000
Kern County, CA
   Certificates of Participation,
   due 8/1/06...............................    2,400         2,400,000
Los Angeles, CA Community
   Redevelopment Authority,
   due 12/1/05..............................      700           700,000
Los Angeles County, CA Community
   Metropolitan Transportation,
   due 7/1/20...............................    2,000         2,000,000
Monterey County, CA
   Financial Authority,
   due 9/1/36...............................    1,600         1,600,000
Monterey Peninsula, CA Water Authority,
   due 7/1/22...............................      500           500,000
Pittsburg, CA, due 12/30/22.................    2,400         2,400,000
Sacramento, CA, due 9/15/07.................      800           800,000
San Francisco, CA Multi-Family
   Redevelopment Authority,
   due 12/1/05..............................    1,000         1,000,000
San Joaquin County, CA
   Transportation Authority,
   due 4/1/11...............................    2,400         2,400,000
                                                            -----------
                                                             30,270,000
                                                            -----------
TOTAL INVESTMENTS,
  AT AMORTIZED COST ........................    105.4%       54,615,962
OTHER ASSETS,
  LESS LIABILITIES .........................     (5.4)       (2,783,650)
                                                -----       -----------
NET ASSETS .................................    100.0%      $51,832,312
                                                =====       ===========


AMT - Subject to Alternative Minimum Tax
* Variable rate demand notes have a demand feature under which the Fund could tender them back to the issuer on no more than 7 days' notice.

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost (Note 1A).......................     $54,615,962
Cash...........................................................          73,158
Interest receivable............................................         377,412
Receivable for shares of beneficial interest sold..............          12,345
Receivable from Administrator (Note 9).........................          51,915
                                                                    -----------
    Total assets...............................................      55,130,792
                                                                    -----------
LIABILITIES:
Payable for investments purchased..............................       3,159,517
Payable for shares of beneficial interest repurchased..........          80,000
Dividends payable..............................................          17,993
Accrued expenses and other liabilities.........................          40,970
                                                                    -----------
    Total liabilities..........................................       3,298,480
                                                                    -----------
NET ASSETS for 51,841,085 shares of beneficial
 interest outstanding..........................................     $51,832,312
                                                                    ===========
NET ASSETS CONSIST OF:
Paid-in capital................................................     $51,841,085
Accumulated net realized loss on investments...................          (8,773)
                                                                    -----------
    Total......................................................     $51,832,312
                                                                    ===========
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE           $1.00
                                                                          =====

--------------------------------------------------------------------------------
  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B)........................                  $1,710,465
EXPENSES:
Shareholder Servicing Agents' fees (Note 4B).......    $ 183,755
Investment Advisory fees (Note 3)..................       91,878
Administrative fees (Note 4A)......................       68,908
Custodian fees.....................................       65,566
Auditing fees......................................       37,000
Legal fees.........................................       26,739
Distribution fees (Note 5).........................       22,969
Shareholder reports................................       20,004
Trustee fees.......................................       17,768
Transfer agent fees................................       10,000
Miscellaneous......................................       11,360
                                                       ---------
    Total expenses.................................      555,947
Less aggregate amount waived by Investment Adviser,
 Administrator, Shareholder Servicing Agents, and
 Distributor (Notes 3, 4A, 4B, and 5)..............     (367,510)
Expenses assumed by Administrator (Note 9).........      (51,915)
                                                       ----------
    Net expenses...................................                     136,522
                                                                     ----------
    Net investment income..........................                   1,573,943
NET REALIZED LOSS ON INVESTMENTS...................                      (7,800)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $1,566,143
                                                                     ==========

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED AUGUST 31,
                                                                                -----------------------------
                                                                                   1995             1994
                                                                                ------------     ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income.....................................................      $  1,573,943        $ 976,463
Net realized loss on investments..........................................            (7,800)            (988)
                                                                                ------------     ------------
Net increase in net assets resulting from operations......................         1,566,143          975,475
                                                                                ------------     ------------
DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.....................................................        (1,573,943)        (976,463)
                                                                                ------------     ------------
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST AT NET ASSET VALUE OF
 $1.00 PER SHARE (Note 6):
Proceeds from sale of shares..............................................       163,071,202      146,519,662
Net asset value of shares issued to shareholders from reinvestment
 of dividends ............................................................         1,256,049          742,999
Cost of shares repurchased................................................      (165,350,381)    (132,206,536)
                                                                                ------------     ------------
Net increase (decrease) in net assets from
 transactions in shares of beneficial interest............................        (1,023,130)      15,056,125
                                                                                ------------     ------------
Net increase (decrease) in net assets ....................................        (1,030,930)      15,055,137
NET ASSETS:
Beginning of period.......................................................        52,863,242       37,808,105
                                                                                ------------     ------------
End of period.............................................................      $ 51,832,312     $ 52,863,242
                                                                                ============     ============


--------------------------------------------------------------------------------
  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                MARCH 10, 1992
                                                           YEAR ENDED AUGUST 31,                 (COMMENCEMENT
                                               ____________________________________________    OF OPERATIONS) TO
                                                  1995             1994              1993       AUGUST 31, 1992
                                                ---------        ---------         ---------   -----------------
Net Asset Value, beginning of period......      $ 1.00000        $ 1.00000         $ 1.00000       $ 1.00000
Net investment income.....................        0.03434          0.02288           0.02467         0.01304
Less dividends from net investment income        (0.03434)        (0.02288)         (0.02467)       (0.01304)
                                                ---------        ---------         ---------       ---------
Net Asset Value, end of period............      $ 1.00000        $ 1.00000         $ 1.00000       $ 1.00000
                                                =========        =========         =========       =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)       $  51,832        $  52,863         $  37,808       $  16,295
Ratio of expenses to average net assets ...         0.30%            0.25%             0.00%           0.00%*
Ratio of net investment income to average
 net assets................................         3.43%            2.30%             2.42%           2.71%*
Total return...............................         3.49%            2.31%             2.50%           2.75%*

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund and the
Administrator had not voluntarily assumed expenses for the periods indicated, the ratios and net investment income per share would have been as follows:

Net investment income per share............      $0.02513         $0.01423          $0.01121        $0.00279
Ratios
Expenses to average net assets.............         1.21%            1.12%             1.32%           2.13%*
Net investment income to average net assets         2.51%            1.43%             1.10%           0.58%*

* Annualized

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark California Tax Free Reserves (the "Fund") is a separate non-diversified series of Landmark Multi-State Tax Free Funds (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued, less the amortization of any premium and accretion of market discount on the investments of the Fund.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryover of $988, of which $988 will expire August 31, 2003. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. OTHER -- Purchases, and maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

(3) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $91,878, all of which was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

(4) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.15% of the Fund's average daily net assets. The administrative fee amounted to $68,908, all of which was voluntarily waived for the year ended August 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENT FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $183,755, all of which was voluntarily waived for the year ended August 31, 1995.

(5) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made to date. Under the Administrative Services Plan the distribution fees were computed at an annual rate of 0.05% of the Fund's average daily net assets. The distribution fee amounted to $22,969, all of which was voluntarily waived for the year ended August 31, 1995.

(6) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

(7) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales, of money market instruments aggregated $275,571,541 and $273,612,200, respectively, for the year ended August 31, 1995.

(8) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost of investment securities owned at August 31, 1995, for federal income tax purposes, amounted to $54,615,962.

(9) ASSUMPTION OF EXPENSES
LFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended August 31, 1995, which amounted to $51,915.

(10) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Fund was $348. Since the line of credit was established there have been no borrowings.

--------------------------------------------------------------------------------
  Landmark California Tax Free Reserves
--------------------------------------------------------------------------------
  INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK CALIFORNIA TAX FREE RESERVES:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Landmark California Tax Free Reserves (the "Fund"), a separate series of Landmark Multi-State Tax Free Funds (the "Trust") (a Massachusetts business trust), as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1995 and 1994 and the financial highlights for each of the years in the three-year period ended August 31, 1995, and for the period from March 10, 1992 (Commencement of Operations) to August 31, 1992. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995, by correspondence with the Custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark California Tax Free Reserves at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 1995

--------------------------------------------------------------------------------
  SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK NEW YORK RETAIL BANKING AND BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200,
(212) 736-8170 in New York City

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong, Jr.
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

ASSISTANT TREASURER
Barbara M. O'Dette*

ASSISTANT SECRETARIES
Susan Jakuboski*
Molly S. Mugler*

*Affiliated Person of Administrator and Distributor

--------------------------| |----------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

--------------------------| |----------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.



This Report is Prepared & Printed on Recycled Paper [RECYCLE SYMBOL]
CATR/A/95

[LOGO] LANDMARK(SM) FUNDS
          Advised by Citibank, N.A.



          LANDMARK
          CONNECTICUT
          TAX FREE
          RESERVES



          ANNUAL
          REPORT
          August 31, 1995

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------
Dear Shareholder:

     The past year has been one of marked contrasts for the U.S. economy and its financial markets. During the first half of the year, short-term cash equivalent investments such as Landmark Connecticut Tax Free Reserves did relatively well as interest rates rose in response to inflation fears, while longer term bonds and stocks fared poorly. As the economy slowed in the second half of the fiscal year, broad measures of stock and bond performance rallied to new highs and yields on most short-term tax-exempt money market investments dropped.

     The Landmark Funds' investment adviser, Citibank, N.A., manages Landmark Connecticut Tax Free Reserves to provide high levels of current income that are largely exempt from both federal and Connecticut personal income taxes, as well as preservation of capital and liquidity. The Fund seeks to offer an attractive yield by investing primarily in a high-quality portfolio of short-term municipal obligations issued by state and municipal governments and by public authorities. A portion of the Fund's income may not be exempt from Connecticut personal income taxes.

     This Annual Report reviews the Fund's investment activities and performance over the past 12 months and provides a summary of Citibank's perspective on and outlook for the financial markets. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation. We look forward to serving you in the months and years ahead.

/s/ Philip W. Coolidge
-------------------------------
    Philip W. Coolidge
    President
    September 20, 1995

-------------------------------------------------
Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested.

TABLE OF CONTENTS

LANDMARK CONNECTICUT
  TAX FREE RESERVES
-------------------------------------------------
 1   Letter to Shareholders
-------------------------------------------------
 2   Market Environment
     Fund Snapshot
-------------------------------------------------
 3  Fund Quotes
    The Portfolio Manager Responds
    Strategy and Outlook
-------------------------------------------------
 4  Fund Data
    7-Day Yield Comparisons
-------------------------------------------------
 5  Portfolio of Investments
-------------------------------------------------
 7  Statement of Assets and Liabilities
    Statement of Operations
-------------------------------------------------
 8  Statement of Changes in Net Assets
    Financial Highlights
-------------------------------------------------
 9  Notes to Financial Statements
-------------------------------------------------
11  Independent Auditors' Report
-------------------------------------------------

--------------------------------------------------------------------------------
 MARKET ENVIRONMENT
--------------------------------------------------------------------------------

     When the Fund's fiscal year began on September 1, 1994, the U.S. economy was growing faster than its available supply of labor and materials, fueling inflation fears. Investors reacted by selling stocks and bonds and shifting assets to short-term money market securities. As a result, stocks and bonds provided below-average returns in 1994 while yields on cash equivalents rose.

     In the face of these inflationary pressures, the Federal Reserve Board continued to raise short-term interest rates in an effort to slow the rate of economic growth enough to forestall a further acceleration of inflation. By the beginning of 1995, signs began to emerge that the economy was indeed slowing to a pace below the rate at which inflationary pressures become a problem. As the rate of economic growth moderated and the likelihood of further interest-rate hikes receded, yields on money market securities generally declined during the second half of the fiscal year.

     The Fund's investments were also influenced by events specific to both Connecticut and the nation's municipal bond markets. In Connecticut, the effects of further job losses at the State's military bases were largely offset by spending cuts and certain sales tax increases enacted by the Connecticut government. Nationally, tax reform proposals in Congress put downward pressure on tax-exempt money market yields as demand for short-term issues strengthened. In response, tax-exempt money market yields from Connecticut issuers fell to as low as 63% of the yield provided by comparable taxable U.S. Treasury securities.


--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
December 1, 1993

NET ASSETS AS OF 8/31/95
$46.6 million

FUND OBJECTIVE
Provide high levels of current income which is exempt from both Federal and Connecticut personal income taxes,* preservation of capital and liquidity.

DIVIDENDS
Declared daily, paid monthly

CAPITAL GAINS
Distributed annually, if any

BENCHMARKS
o Lipper Connecticut Tax Exempt Money Market Funds Average
o IBC/Donoghue Connecticut Tax Free Money Funds Average

INVESTMENT ADVISER
Citibank, N.A.

*A portion of the income may be subject to the Federal Alternative Minimum Tax
 (AMT). Consult your personal tax advisor.


--------------------------------------------------------------------------------
 FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"The economic recovery in Connecticut has not been as robust as in most other states."

"We found attractive values in bond anticipation notes as well as securities issued by small, non-rated school districts throughout Connecticut."

"Looking forward, we expect interest rates to decline modestly if the Federal Reserve eases monetary policy in response to a weakening economy."

--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     We carefully monitored the various economic and political influences affecting Connecticut's municipal bond marketplace during the year and took action opportunistically. Although we maintained an overall neutral average-maturity posture for the Fund during most of the period, we extended maturities to the long end of the neutral range to lock in higher yields when interest rates rose. Conversely, we reduced maturities when interest rates temporarily declined in order to keep funds available for higher yielding securities as they became available.

     In the wake of reduced spending and higher tax revenues, many major Connecticut issuers either reduced their issuance volume in the municipal bond market or eliminated such borrowing altogether. As a result, the supply of new short-term municipal issues was scarce, and many investors had trouble finding investment opportunities. Because our municipal credit analysts look beyond the issuers covered by the major rating agencies, however, we were able to find a good supply of attractive opportunities in variable-rate notes as well as the short-term notes of smaller issuers such as non-rated school districts. Typically, these short-term notes are secured by anticipated tax or fee revenues, making them the equivalent of AAA-rated securities.

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     Our forecast for the U.S. economy calls for slow-but-positive growth over the near term. The Federal Reserve appears to have been successful in its efforts to slow the U.S. economy to non-inflationary levels without causing a recession, and, despite July's modest interest-rate reduction, we expect monetary policy to remain unchanged over the next few months. If the economy heats up unexpectedly, short-term rates may rise in response. Absent an economic rebound, tax-exempt money market yields should decline modestly as demand continues to outweigh the available supply of new issues.

     Over the longer term, we expect the Federal Reserve to resume easing if the U.S. economy shows further signs of weakness. The prospect of recession is unacceptable to many in Washington, D.C., especially in an election year. We believe, therefore, that lower yields are more likely than higher ones as we approach 1996.

     In Connecticut, we continue to monitor the political and economic environments carefully. On one hand, the prospect of further cuts in state aid to local municipalities and school districts could put pressure on these smaller entities' ability to finance their operations. On the other hand, these same pressures have forced localities to make their revenue and spending projections more accurate, reducing the need to borrow to cover unexpected expenditures.

     As these national, regional and local issues evolve, we will continue to manage Landmark Connecticut Tax Free Reserves to maximize tax-exempt yields without sacrificing preservation of capital.

--------------------------------------------------------------------------------
  FUND DATA      All Periods Ending August 31, 1995
--------------------------------------------------------------------------------
                                                              TOTAL RETURNS
                                                          ---------------------
                                                                       SINCE
                                                       ONE           12/1/93
                                                       YEAR         INCEPTION*
                                                       -----         ---------
Landmark Connecticut Tax Free Reserves.............    3.62%           3.12%
Lipper Connecticut Tax Exempt Money
 Market Funds Average..............................    3.07%           2.55%+
* Annualized
+ From 11/30/93

7-DAY YIELDS
------------
Annualized Current      3.33%
Effective               3.38%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized, the income earned by the investment during that seven day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------
For fiscal year ended August 31, 1995, the Fund paid $0.03564 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions were exempt from Federal income tax and 75.8% of dividends earned were also exempt from Connecticut personal income tax. In addition, 12.3% of the dividends were derived from income earned from certain municipal obligations which may be subject to Federal Alternative Minimum Tax (AMT).

--------------------------------------------------------------------------------
  7-DAY YIELD COMPARISONS
--------------------------------------------------------------------------------

As the graph indicates, the seven day yield of Landmark Connecticut Tax Free Reserves generally exceeded that of the IBC/Donoghue comparable average of similar money funds, as reported in the IBC/Donoghue Money Fund Report, for most of the period.

COMPARISON OF 7-DAY YIELDS FOR LANDMARK CONNECTICUT TAX FREE RESERVES VS. IBC/DONOGHUE CONNECTICUT TAX FREE MONEY FUNDS AVERAGE

              LANDMARK     IBC/DONOGHUE
             CONNECTICUT   CT TAX FREE
              TAX FREE     MONEY FUNDS
              RESERVES         AVG
             ----------    -------------

  9/6/94       3.12%         2.48%
 9/13/94       2.95%         2.42%
 9/20/94       3.12%         2.53%
 9/27/94       3.42%         2.68%
 10/4/94       3.56%         2.81%
10/11/94       3.06%         2.55%
10/18/94       2.91%         2.36%
10/25/94       3.14%         2.48%
 11/1/94       3.39%         2.70%
 11/8/94       3.29%         2.67%
11/15/94       3.37%         2.69%
11/22/94       3.58%         2.90%
11/29/94       3.70%         3.01%
 12/6/94       3.52%         2.90%
12/13/94       3.19%         2.66%
12/20/94       4.02%         3.24%
12/27/94       4.66%         3.79%
  1/3/95       3.97%         4.94%
 1/10/95       3.84%         3.08%
 1/17/95       2.99%         2.58%
 1/24/95       3.03%         2.57%
 1/31/95       3.04%         2.93%
  2/7/95       3.65%         2.91%
 2/14/95       3.86%         3.06%
 2/21/95       4.02%         3.27%
 2/28/95       4.08%         3.25%
  3/7/95       3.61%         3.14%
 3/14/95       3.35%         2.99%
 3/21/95       3.44%         3.02%
 3/28/95       3.66%         3.19%
  4/4/95       3.81%         3.30%
 4/11/95       3.61%         3.14%
 4/18/95       3.75%         3.31%
 4/25/95       3.91%         3.42%
  5/2/95       4.10%         3.58%
  5/9/95       4.01%         3.56%
 5/16/95       4.11%         3.62%
 5/23/95       3.90%         3.47%
 5/30/95       3.82%         3.37%
  6/6/95       3.50%         3.10%
 6/13/95       3.01%         2.64%
 6/20/95       3.55%         3.17%
 6/27/95       3.76%         3.36%
  7/4/95       3.67%         3.26%
 7/11/95       3.15%         2.86%
 7/18/95       3.02%         2.62%
 7/25/95       3.36%         2.94%
  8/1/95       3.44%         3.08%
  8/8/95       3.32%         2.98%
 8/15/95       3.43%         3.07%
 8/22/95       3.46%         3.08%
 8/29/95       3.33%         3.01%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the Fund's returns would have been lower and the 7-Day annualized current yield would have been 3.03%.

--------------------------------------------------------------------------------
  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS  August 31, 1995
--------------------------------------------------------------------------------
                                      PRINCIPAL
                                        AMOUNT
ISSUER                             (000'S OMITTED)    VALUE
-------------------------------------------------------------
 TAX EXEMPT COMMERCIAL
   PAPER--16.0%
-------------------------------------------------------------
Connecticut State Health and
   Educational Facilities, 3.15%,
   due 9/14/95........................  $1,250   $ 1,250,000
Connecticut State Health and
   Educational Facilities, 3.65%,
   due 10/6/95........................   1,300     1,300,000
Connecticut State Housing
   Finance Authority, AMT, 3.30%,
   due 9/14/95........................   1,300     1,300,000
Puerto Rico Industrial, Medical and
   Environment, 3.15%, due 9/7/95          600       600,000
Puerto Rico Industrial Tourist,
   3.20%, due 9/7/95..................   1,000     1,000,000
Puerto Rico Industrial Tourist,
   3.70%, due 11/8/95.................   2,000     2,000,000
                                                 -----------
                                                   7,450,000
                                                 -----------
-------------------------------------------------------------
 BOND, TAX AND REVENUE
   ANTICIPATION NOTES AND
   GENERAL OBLIGATION BONDS
   AND NOTES--20.7%
-------------------------------------------------------------
Colchester, CT, General Obligation
   Bonds, 6.75%, due 12/15/95.........     100       100,543
Connecticut State General Obligation
   Notes, 5.40%, due 12/15/95.........     400       400,550
Connecticut State Housing Finance
   Authority, General Obligation
   Bonds, 6.60%, due 11/15/95.........     250       251,268
Connecticut State Housing Finance
   Authority, General Obligation
   Bonds, 7.70%, due 11/15/95.........     630       634,182
Connecticut State, General Obligation
   Notes, 5.50%, due 6/15/96..........   1,350     1,368,063
Fairfield, CT, Bond Anticipation Notes,
   5.25%, due 1/16/96.................   1,500     1,502,302
Glastonbury, CT, Bond Anticipation
   Notes, 4.00%, due 12/21/95.........   1,900     1,903,682
New Britain, CT, Bond Anticipation
   Notes, 4.25%, due 2/7/96...........   1,000     1,002,530
Norwich, CT, General Obligation Bonds,
   7.50%, due 9/15/95.................     410       410,546
Puerto Rico Commonwealth,
   General Obligation Notes,
   7.90%, due 7/1/96..................   1,000     1,062,891
Stratford, CT, Bond Anticipation Notes,
   4.26%, due 10/18/95................   1,000     1,000,243
                                                   ---------
                                                   9,636,800
                                                   ---------
-------------------------------------------------------------
 ANNUAL AND SEMI-ANNUAL
   TENDER REVENUE BONDS AND
   NOTES (PUTS)--15.8%
-------------------------------------------------------------
Aurora Hanover Park, IL Single Family
   Mortgage Revenue, AMT, 4.26%,
   due 12/15/95.......................     160       160,000
Connecticut State, 4.90%, due 11/15/95     600       601,132
Connecticut State, 7.00%, due 3/15/96    1,000     1,015,322
Connecticut State, 3.55%, due 6/1/96 .     800       800,000
Connecticut State Clean Water Fund,
   9.50%, due 2/1/96..................     400       409,133
Connecticut State Housing Finance
   Authority, AMT, 4.40%, due 9/1/95 .      70        70,000
Connecticut State Housing Financial
   Authority, 3.75%, due 4/15/96 .....   1,000     1,000,000
Connecticut State Special Assessment
   Revenue, 3.90%, due 7/1/96.........   1,000     1,000,000
Norwalk, Connecticut Maritime Control
   Authority, 5.90%, due 2/1/96.......     250       251,922
Puerto Rico Public Building Authority,
   8.00%, due 7/1/96..................   1,000     1,063,011
Virgin Islands Housing
   Finance Authority, AMT,
   4.375%, due 2/1/96.................   1,000     1,000,000
                                                   ---------
                                                   7,370,520
                                                   ---------
-------------------------------------------------------------
 VARIABLE RATE DEMAND
   NOTES*--52.6%
-------------------------------------------------------------
Berkeley County, SC Pollution Control
   Authority, due 7/1/12..............  $  400    $  400,000
Connecticut Pollution Control Authority,
   due 8/1/23.........................   1,000     1,000,000
Connecticut Pollution
   Control Authority, due 9/1/28......   4,600     4,600,000
Connecticut Pollution
   Control Authority, AMT, due 9/1/28    1,600     1,600,000
Connecticut State, due 3/15/12........   2,500     2,500,000
Connecticut State Special
   Assessment Revenue, due 11/1/01 ...   2,500     2,500,000
Connecticut State Special
   Tax Obligations, due 12/1/10.......   2,400     2,400,000
Connecticut State Water Authority,
   AMT, due 4/1/35....................   1,000     1,000,000
Coweta County, Georgia Industrial
   Development Authority,
   due 3/1/09.........................     400       400,000
Daviess County, Kentucky Solid Waste,
   due 12/1/23........................     600       600,000
Loudoun County, VA Industrial
   Development Authority,
   due 2/1/15.........................     100       100,000
Maricopa County, Arizona Pollution
   Control Authority, due 5/1/29......     500       500,000
North Carolina Medical Care Hospitals,
   due 10/1/20........................     800       800,000
Orangeburg County, SC Industrial
   Development Authority,
   due 11/1/24........................   2,200     2,200,000
Pitkin County, CO Industrial
   Development Authority, due 4/1/14       900       900,000
Puerto Rico Commonwealth
   Government Development Authority,
   due 12/1/15........................     700       700,000
Puerto Rico Commonwealth
   Highway & Transportation Authority,
   due 7/1/99.........................     100       100,000
Stamford, CT Housing Authority Revenue,
   due 12/1/24........................   1,600     1,600,000
Washington State Health Care Facilities,
   due 10/1/05........................     600       600,000
                                                 -----------
                                                  24,500,000
                                                 -----------
TOTAL INVESTMENTS, AT
  AMORTIZED COST.................. 105.1%         48,957,320
OTHER ASSETS, LESS
  LIABILITIES.....................  (5.1)         (2,401,118)
                                   -----         -----------
NET ASSETS..................       100.0%        $46,556,202
                                   =====         ===========


AMT-Subject to Alternative Minimum Tax

*Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days' notice

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost (Note 1A)..................     $48,957,320
Cash......................................................          80,291
Interest receivable.......................................         421,532
                                                               -----------
    Total assets..........................................      49,459,143
                                                               -----------
LIABILITIES:
Payable for investments purchased.........................       2,821,484
Dividends payable.........................................          52,425
Accrued expenses and other liabilities....................          29,032
                                                               -----------
    Total liabilities.....................................       2,902,941
                                                               -----------
NET ASSETS for 46,561,186 shares of beneficial
 interest outstanding.....................................     $46,556,202
                                                               ===========
NET ASSETS CONSIST OF:
Paid-in capital...........................................     $46,561,186
Accumulated net realized loss on investments..............          (4,984)
                                                               -----------
    Total.................................................     $46,556,202
                                                               ===========
NET ASSET VALUE, OFFERING PRICE,
 AND REDEMPTION PRICE PER SHARE...........................          $1.00
                                                                    =====

--------------------------------------------------------------------------------
  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1B)...............................           $1,414,659
EXPENSES:
Shareholder Servicing Agents' fees (Note 4B).............. $ 148,126
Investment Advisory fees (Note 3).........................    74,063
Administrative fees (Note 4A).............................    55,547
Auditing fees.............................................    25,200
Custodian fees............................................    20,514
Distribution fees (Note 5)................................    18,516
Legal fees................................................    12,705
Registration fees.........................................    10,777
Shareholder reports.......................................     9,807
Trustee fees..............................................     9,236
Transfer agent fees.......................................     6,000
Miscellaneous.............................................     2,985
                                                           ---------
    Total expenses........................................   393,476
Less aggregate amount waived by Investment Adviser,
 Administrator, Shareholder Servicing Agents, and
 Distributor (Notes 3, 4A, 4B and 5)..................      (296,252)
Expenses assumed by Administrator (Note 9)............       (16,937)
                                                           ----------
    Net expenses......................................                   80,287
                                                                     ----------
    Net investment income.............................                1,334,372

NET REALIZED LOSS ON INVESTMENTS......................                   (4,984)
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..               $1,329,388
                                                                     ==========
See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                             DECEMBER 1, 1993
                                                              (COMMENCEMENT
                                               YEAR ENDED    OF OPERATIONS) TO
                                            AUGUST 31, 1995   AUGUST 31, 1994
                                            ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income..................      $ 1,334,372       $   137,418
Net realized loss on investments.......           (4,984)            --
                                             -----------       -----------
    Net increase in net assets
     from operations...................        1,329,388           137,418
                                             -----------       -----------
DIVIDENDS TO SHAREHOLDERS FROM
Net investment income..................       (1,334,372)         (137,418)
                                             -----------       -----------
TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST AT NET ASSET VALUE OF $1.00
 PER SHARE (Note 6):
Net proceeds from sale of shares.......      126,404,505        23,701,429
Net asset value of shares issued
 to shareholders from reinvestment
 of dividends .........................          885,293           110,355
Cost of shares repurchased.............      (96,677,250)       (7,863,146)
                                             -----------       -----------
Net increase in net assets from
 transactions in shares of
 beneficial interest ..................       30,612,548        15,948,638
                                             -----------       -----------
NET INCREASE IN NET ASSETS ............       30,607,564        15,948,638
NET ASSETS:
Beginning of period....................       15,948,638            --
                                             -----------       -----------
End of period..........................      $46,556,202       $15,948,638
                                             ===========       ===========

--------------------------------------------------------------------------------
  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                              DECEMBER 1, 1993
                                                               (COMMENCEMENT
                                              YEAR ENDED     OF OPERATIONS) TO
                                           AUGUST 31, 1995    AUGUST 31, 1994
                                           ---------------    ---------------
Net Asset Value, beginning of period.....    $ 1.00000         $ 1.00000
Net investment income....................      0.03564           0.01754
Less dividends from net
 investment income.......................     (0.03564)         (0.01754)
                                             ---------         ---------
Net Asset Value, end of period...........    $ 1.00000         $ 1.00000
                                             =========         =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's omitted).........................     $ 46,556         $  15,949
Ratio of expenses to average net assets..        0.22%             0.00%*
Ratio of net investment income to
 average net assets......................        3.60%             2.61%*
Total return.............................        3.62%             1.75%**

Note: If Agents of the Fund had not voluntarily waived all or a portion of their fees from the Fund and the Administrator had not voluntarily assumed expenses for the periods indicated, the ratios and net investment income per share would have been as follows:

Net investment income per share..........     $0.02732         $ 0.00128
RATIOS:
Expenses to average net assets...........        1.06%             2.42%*
Net investment income to
 average net assets......................        2.76%             0.19%*

 * Annualized.
** Not Annualized.

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark Connecticut Tax Free Reserves (the "Fund") is a separate non-diversified series of Landmark Multi-State Tax Free Funds (the "Trust"), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes shares available to customers through various Shareholder Servicing Agents.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued, less the amortization of any premium and accretion of market discount on the investments of the Fund.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in a series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. OTHER -- Purchases, and maturities and sales, of money market instruments are accounted for on the date of the transaction.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent) on or prior to the last business day of the month.

(3) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $74,063, all of which was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

(4) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of each Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, LFBDS is entitled to an administrative fee from the Fund, as compensation for overall administrative services and general office facilities, which is computed at the annual rate of 0.15% of the Fund's average daily net assets. The Administrator's fees amounted to $55,547, all of which was voluntarily waived for the year ended August 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers and a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENT FEES -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agent fees amounted to $148,126, all of which was voluntarily waived for the year ended August 31, 1995.

(5) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with the sale of shares of the Fund, at an annual rate not to exceed 0.10% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made to date. Under the Administrative Services Plan the distribution fees were computed at an annual rate of 0.05% of the Fund's average daily net assets and amounted to $18,516, all of which was voluntarily waived for the year ended August 31, 1995.

(6) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

(7) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales, of money market instruments aggregated $181,399,486 and $148,226,000, respectively, for the year ended August 31, 1995.

(8) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost of investment securities owned at August 31, 1995, for federal income tax purposes, amounted to $48,957,320.

(9) ASSUMPTION OF EXPENSES
LFBDS has voluntarily agreed to pay a portion of the unwaived expenses of the Fund for the year ended August 31, 1995, which amounted to $16,937. Effective March 1, 1995 the Fund accrued expenses at an annual rate of 0.35% of the Fund's average daily net assets.

(10) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Fund was $229. Since the line of credit was established there have been no borrowings.

--------------------------------------------------------------------------------
Landmark Connecticut Tax Free Reserves
--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK CONNECTICUT TAX FREE RESERVES:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Landmark Connecticut Tax Free Reserves (the "Fund"), a separate series of Landmark Multi-State Tax Free Funds (the "Trust") (a Massachusetts business trust), as of August 31, 1995, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended, and for the period from December 1, 1993 (Commencement of Operations) to August 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995, by correspondence with the Custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark Connecticut Tax Free Reserves at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 1995

--------------------------------------------------------------------------------
  SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK NEW YORK RETAIL BANKING AND BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or, in NY or CT (800) 285-1701, or for all other states, (800) 285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICE CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200,
(212) 736-8170 in New York City

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong, Jr.
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

ASSISTANT TREASURER
Barbara M. O'Dette*

ASSISTANT SECRETARIES
Susan Jakuboski*
Molly S. Mugler*
*Affiliated Person of Administrator and Distributor

----------------------|  |--------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

----------------------|  |--------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside of Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


This Report is Prepared & Printed on Recycled Paper  [RECYCLE SYMBOL]
CTTR/A/95

[LOGO] LANDMARK(SM) FUNDS
          Advised by Citibank, N.A.

          LANDMARK
          NEW YORK TAX FREE
          RESERVES



           ANNUAL
           REPORT
           August 31, 1995

--------------------------------------------------------------------------------
                          A LETTER TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

     The past year has been one of marked contrasts for the U.S. economy and its financial markets. During the first half of the year, short-term cash equivalent investments such as Landmark New York Tax Free Reserves did relatively well as interest rates rose in response to inflation fears, while longer term bonds and stocks fared poorly. As the economy slowed in the second half of the fiscal year, broad measures of stock and bond performance rallied to new highs and yields on most short-term tax-exempt money market investments dropped.

     The Landmark Funds' investment adviser, Citibank, N.A., manages Landmark New York Tax Free Reserves to provide high levels of current income that are largely exempt from federal, New York State and New York City personal income taxes, as well as preservation of capital and liquidity. The Fund seeks to offer an attractive yield by investing in a high-quality portfolio primarily composed of short-term municipal obligations issued by New York State, its municipalities and their agencies. A portion of the Fund's income may not be exempt from New York State and New York City personal income taxes.

     This Annual Report reviews the Fund's investment activities and performance over the past 12 months and provides a summary of Citibank's perspective on and outlook for the financial markets. On behalf of the Board of Trustees of the Landmark Funds, I want to thank you for your confidence and participation. We look forward to serving you in the months and years ahead.

/s/ Philip W. Coolidge
----------------------
    Philip W. Coolidge
    President
    September 20, 1995

Remember that Mutual Fund Shares:
o Are not bank deposits or FDIC insured
o Are not obligations of or guaranteed by Citibank or Citicorp Investment
  Services
o Are subject to investment risks, including possible loss of the principal amount invested

TABLE OF CONTENTS

LANDMARK NEW YORK TAX FREE RESERVES
----------------------------------------------
 1   Letter to Shareholders
----------------------------------------------
 2   Market Environment
     Fund Snapshot
----------------------------------------------
 3   Fund Quotes
     The Portfolio Manager Responds
     Strategy and Outlook
----------------------------------------------
 4   Fund Data
     7-Day Yield Comparisons
----------------------------------------------
 5   Portfolio of Investments
----------------------------------------------
 9   Statement of Assets and Liabilities
----------------------------------------------
10   Statement of Operations
----------------------------------------------
11   Statement of Changes in Net Assets
----------------------------------------------
12   Financial Highlights
----------------------------------------------
13   Notes to Financial Statements
----------------------------------------------
15   Independent Auditors' Report

--------------------------------------------------------------------------------
  MARKET ENVIRONMENT
--------------------------------------------------------------------------------

     When the Fund's fiscal year began on September 1, 1994, the U.S. economy was growing faster than its available supply of labor and materials, fueling inflation fears. Investors reacted by selling stocks and bonds and shifting assets to short-term money market securities. As a result, stocks and bonds provided below-average returns in 1994 while yields on cash equivalents rose.

     In the face of these inflationary pressures, the Federal Reserve Board continued to raise short-term interest rates in an effort to slow the rate of economic growth enough to forestall a further acceleration of inflation. By the beginning of 1995, signs began to emerge that the economy was indeed slowing to a pace below the rate at which inflationary pressures become a problem. As the rate of economic growth moderated and the likelihood of further interest-rate hikes receded, yields on money market securities generally declined during the second half of the Fund's fiscal year.

     The Fund's investments were also influenced by events specific to both New York and the nation's municipal bond markets. In New York, the effects of sluggish economic growth relative to the national average were largely offset by spending cuts and other reforms enacted by the New York State government. Nationally, tax reform proposals in Congress put downward pressure on tax-exempt money market yields as demand for short-term issues strengthened. In response, tax-exempt money market yields from New York issuers fell to as low as 63% of the yield provided by comparable taxable U.S. Treasury securities.

--------------------------------------------------------------------------------
  FUND SNAPSHOT
--------------------------------------------------------------------------------

COMMENCEMENT OF OPERATIONS
November 4, 1985

NET ASSETS AS OF 8/31/95
$767.1 million

FUND OBJECTIVE
To provide its shareholders with high levels of current income exempt from federal, New York State and New York City personal income taxes*, preservation of capital and liquidity.

DIVIDENDS
Accrued daily, paid monthly

BENCHMARKS
o Lipper New York Tax Exempt Money Market Funds Average
o IBC/Donoghue New York Tax Free Funds Average

INVESTMENT ADVISER
Citibank, N.A.

* A portion of the income may be subject to the Federal Alternative Minimum Tax
  (AMT). Consult your personal tax advisor.

--------------------------------------------------------------------------------
  FUND QUOTES FROM THE PORTFOLIO MANAGER
--------------------------------------------------------------------------------

"The economic recovery in New York has not been as robust as in most other states."

"Standard & Poor's, a major independent rating agency, has issued a positive outlook regarding New York's ability to maintain or improve its current "A" credit rating."

"Looking forward, we expect interest rates to decline modestly if the Federal Reserve eases monetary policy in response to a weakening economy."

--------------------------------------------------------------------------------
  THE PORTFOLIO MANAGER RESPONDS
--------------------------------------------------------------------------------

     We carefully monitored the various economic and political influences affecting New York's municipal bond marketplace during the year and took action opportunistically. Although we maintained an overall neutral average-maturity posture for the Fund during most of the period, we extended maturities to the long end of the neutral range to lock in higher yields when interest rates rose. Conversely, we reduced maturities somewhat when interest rates temporarily declined to keep funds available for higher yielding securities as they became available.

     Because of financing reforms in the State capital, New York did not come to the market for its usual Spring financing in 1995. As a result, the supply of new short-term municipal issues was scarce, and many investors had trouble finding investment opportunities. Because our municipal credit analysts look beyond the issuers covered by the major rating agencies, however, we were able to find an abundant supply of attractive opportunities in the short-term notes of smaller, non-rated school districts. Typically, these short-term notes are secured by anticipated tax or fee revenues, making them the equivalent of AAA-rated securities.

--------------------------------------------------------------------------------
  STRATEGY AND OUTLOOK
--------------------------------------------------------------------------------

     Our forecast for the U.S. economy calls for slow-but-positive growth over the near term. The Federal Reserve appears to have been successful in its efforts to slow the U.S. economy to non-inflationary levels without causing a recession, and, despite July's modest interest-rate reduction, we expect monetary policy to remain unchanged over the next few months. If the economy shows signs of heating up unexpectedly, short-term rates may rise modestly in response. Absent an economic rebound, tax-exempt money market yields should decline modestly as demand continues to outweigh the available supply of new issues.

     Over the longer term, we expect the Federal Reserve to resume easing if the U.S. economy shows further signs of weakness. The prospect of recession is unacceptable to many in Washington, D.C., especially in an election year. We believe, therefore, that lower yields will be more likely than higher ones as we approach 1996.

     In New York, we will continue to monitor political and economic conditions carefully. On one hand, the prospect of further cuts in state aid to local municipalities and school districts could put pressure on these smaller entities' ability to finance their operations. On the other hand, these same pressures have forced localities to make their revenue and spending projections more accurate, sometimes reducing the need to borrow.

     As these national, regional and local issues evolve, we will continue to manage Landmark New York Tax Free Reserves to maximize tax-exempt yields without sacrificing preservation of capital.

--------------------------------------------------------------------------------
FUND DATA      All Periods Ended August 31, 1995
--------------------------------------------------------------------------------
                                                          TOTAL RETURNS
                                                 -------------------------------
                                                                     SINCE
                                                 ONE      FIVE      11/4/85
                                                 YEAR    YEARS*    (INCEPTION)*
                                                 ----    ------    ----------
Landmark New York Tax Free Reserves........      3.18%    2.85%      3.65%
Lipper New York Tax Exempt Money
 Market Funds Average .....................      3.12%    2.83%      3.75%+

*Average Annual Total Return
+From 10/31/85

7-DAY YIELDS
-----------------------------------
Annualized Current           3.13%
Effective                    3.18%

The Annualized Current 7-Day Yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365 day period. The yield is shown as a percentage of the investment.

The Effective 7-Day Yield is calculated similarly, but when annualized the income earned by the investment during that seven-day period is assumed to be reinvested.

The effective yield is slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

IMPORTANT TAX INFORMATION
-------------------------
For the fiscal year ended August 31, 1995, the Fund paid $0.03136 per share to shareholders from net investment income. For such period, the Fund designated all dividends paid as exempt-interest dividends. Thus, 100% of these distributions during this period were exempt from Federal income tax and 90.8% of dividends earned were also exempt from New York State and City taxes. In addition, 16.3% of the dividends were derived from income earned from certain government obligations which may be subject to the Federal Alternative Minimum Tax (AMT).

--------------------------------------------------------------------------------
  7-DAY YIELD COMPARISONS
--------------------------------------------------------------------------------

As the graph illustrates, Landmark New York Tax Free Reserves generally provided a higher annualized seven-day yield than the average of comparable Money Market Funds, as published in IBC/Donoghue's Money Fund Report over most of the one year period.

COMPARISON OF 7-DAY YIELDS FOR LANDMARK NEW YORK TAX FREE RESERVES VS. IBC/DONOGHUE NEW YORK TAX FREE FUNDS AVERAGE

                  LANDMARK NY IBC/DONOGHUE NY
                   TAX FREE    TAX FREE FUNDS
                   RESERVES       AVERAGE
                   --------    --------------
  9/6/94             2.49%         2.41%
 9/13/94             2.49%         2.36%
 9/20/94             2.57%         2.46%
 9/27/94             2.69%         2.58%
 10/4/94             2.76%         2.70%
10/11/94             2.60%         2.45%
10/18/94             2.55%         2.27%
10/25/94             2.63%         2.42%
 11/1/94             2.77%         2.77%
 11/8/94             2.76%         3.00%
11/15/94             2.81%         2.65%
11/22/94             2.97%         2.80%
11/29/94             3.02%         2.87%
 12/6/94             2.97%         2.81%
12/13/94             2.85%         2.59%
12/20/94             3.23%         3.12%
12/27/94             3.62%         3.53%
  1/3/95             3.75%         3.81%
 1/10/95             3.19%         3.05%
 1/17/95             2.85%         2.56%
 1/24/95             2.83%         2.51%
 1/31/95             3.10%         2.97%
  2/7/95             3.08%         3.00%
 2/14/95             3.19%         3.16%
 2/21/95             3.32%         3.30%
 2/28/95             3.30%         3.27%
  3/7/95             3.31%         3.19%
 3/14/95             3.24%         3.06%
 3/21/95             3.30%         3.16%
 3/28/95             3.40%         3.32%
  4/4/95             3.46%         3.41%
 4/11/95             3.30%         3.26%
 4/18/95             3.43%         3.35%
 4/25/95             3.56%         3.53%
  5/2/95             3.68%         3.71%
  5/9/95             3.67%         3.68%
 5/16/95             3.73%         3.76%
 5/23/95             3.57%         3.52%
 5/30/95             3.48%         3.46%
  6/6/95             3.25%         3.17%
 6/13/95             2.92%         2.73%
 6/20/95             3.28%         3.21%
 6/27/95             3.44%         3.42%
  7/4/95             3.34%         3.34%
 7/11/95             3.06%         2.74%
 7/18/95             2.92%         2.61%
 7/25/95             3.18%         3.00%
  8/1/95             3.23%         3.11%
  8/8/95             3.14%         3.01%
 8/15/95             3.21%         3.12%
 8/22/95             3.19%         3.11%
 8/29/95             3.14%         3.04%

Notes: The Fund seeks to maintain a stable $1.00 per share price, although there is no assurance that this will be so on a continuing basis. Fund shares are not insured or guaranteed by the U.S. Government. Yields and total returns will fluctuate and past performance is no guarantee of future results. Total return figures include reinvestment of dividends. Returns and yields reflect certain voluntary fee waivers. If the waivers were not in place, the fund's returns and yields would have been lower.

--------------------------------------------------------------------------------
  Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
  PORTFOLIO OF INVESTMENTS     August 31, 1995
--------------------------------------------------------------------------------

                                       PRINCIPAL
                                        AMOUNT
ISSUER                              (000'S OMITTED)      VALUE
--------------------------------------------------------------------

TAX EXEMPT COMMERCIAL PAPER--12.3%
Lower Colorado River Authority,
  3.90%, due 9/12/95 .................   $ 2,600     $  2,600,000
New York State,
  3.15%, due 9/6/95 ..................     2,500        2,500,000
New York State,
  3.60%, due 10/5/95 .................     7,900        7,900,000
New York State,
  3.85%, due 10/12/95 ................     3,000        3,000,000
New York State Dormitory Authority
  Revenue, 4.10%, due 9/8/95 .........     1,088        1,088,000
New York State Dormitory Authority
  Revenue, 3.40%, due 9/20/95 ........    28,225       28,225,000
New York State Dormitory Authority
  Revenue, 3.50%, due 9/20/95 ........     8,000        8,000,000
New York State Dormitory Authority
  Revenue, 3.60%, due 10/12/95 .......     3,000        3,000,000
New York State Dormitory Authority
  Revenue, 3.75%, due 10/13/95 .......     8,000        8,000,000
New York State Dormitory Authority
  Revenue, 3.60%, due 11/13/95 .......    18,000       18,000,000
New York State Environmental Solid
  Waste, 3.15%, due 10/10/95 .........     1,400        1,400,000
Port Authority of New York & New Jersey,
  AMT, 3.50%, due 9/22/95 ............     1,285        1,285,000
Port Authority of New York & New Jersey,
  AMT, 3.25%, due 10/10/95 ...........     2,720        2,720,000
Puerto Rico Industrial Tourist,
  3.70%, due 11/8/95 .................     6,700        6,700,000
                                                     ------------
                                                       94,418,000
                                                     ------------
REVENUE, TAX, BOND AND TAX
REVENUE ANTICIPATION NOTES--19.3%
Albany County, NY, BANs,
  6.00%, due 2/21/96 .................    10,000       10,054,270
Babylon, NY Union Free School
  District, TANs,
  4.25%, due 4/15/96 .................     3,500        3,510,504
Broome County, NY, BANs,
  5.00%, due 4/19/96 .................     5,500        5,521,616
California State, RANs,
  5.75%, due 4/25/96 .................     5,000        5,068,770
Cattaraugus County, NY, TANs,
  6.00%, due 12/15/95 ................     6,000        6,011,516
Guilderland, NY, Central School
  District, TANs,
  4.00%, due 11/21/95 ................     1,000        1,000,757
Levittown Central School District,
  TANs, 4.50%, due 6/26/96 ...........     7,000        7,031,366
Longwood Central School District,
  TANs, 4.50%, due 6/26/96 ...........    10,000       10,035,336
Nassau County, NY, BANs,
  4.25%, due 3/15/96 .................    10,000       10,031,697
New York Board Coop Educational
  Services, RANs,
  4.25%, due 6/21/96 .................     3,750        3,760,119
New York Board Coop Educational
  Services, RANs,
  4.25%, due 6/27/96 .................     5,000        5,019,735

New York Board Coop Educational
  Services, RANs,
  4.50%, due 6/27/96 .................    18,000       18,085,047
New York, NY, TANs,
  4.50%, due 2/15/96 .................     8,000        8,030,247
North Hempstead, NY, BANs,
  5.00%, due 5/30/96 .................     7,000        7,045,089
Orange County, NY, BANs,
  5.00%, due 11/22/95 ................     5,000        5,005,362
Oyster Bay, NY, BANs,
  5.25%, due 12/8/95 .................     1,000        1,001,408
Phelps Clifton Springs,
  NY, BANs,
  4.50%, due 6/21/96 .................    14,990       15,071,138
Rensselaer County, NY, TANs,
  4.25%, due 2/29/96 .................     5,000        5,009,622
Riverhead, NY, Central School
  District, BANs, 5.00%
   due 4/19/96........................     1,750        1,756,346
Saranac, NY, Central School
  District, BANs,
  4.50%, due 6/28/96 .................    10,726       10,772,413
Southeast Town, NY, BANs,
  5.00%, due 9/22/95 .................     4,452        4,453,987
Suffolk County, NY, TANs,
  4.50%, due 9/14/95 .................     1,500        1,500,215
Westchester County, NY, TANs,
  5.00%, due 12/14/95 ................     3,000        3,004,136
                                                     ------------
                                                      147,780,696
                                                     ------------

ANNUAL, SEMI-ANNUAL AND QUARTERLY TENDER REVENUE
BONDS AND NOTES (PUTS)--13.8%
Aurora, IL Single Family
  Mortgage Revenue, AMT,
  4.26%, due 12/15/95 ................     5,160        5,160,000
New York State Energy, Research
  & Development,
  4.10%, due 10/16/95 ................     1,000        1,000,000
New York State Energy, Research
  & Development,
  4.70%, due 3/1/96 ..................    15,000       15,000,000
New York State Medical Care Facilities,
  8.875%, due 1/15/96 ................    16,940       17,561,320
New York State Medical Care Facilities,
  4.40%, due 2/15/96 .................     1,065        1,065,000
New York State Power Authority,
  4.40%, due 9/1/95 ..................    47,000       47,000,000
New York State Power Authority
  Revenue, 7.375%, due 1/1/96 ........     1,195        1,231,248
New York State Urban
  Development Corp. Revenue,
  8.00%, due 1/1/96 ..................     8,970        9,246,905
Puerto Rico Public Building Authority,
  8.00%, due 7/1/96 ..................     2,000        2,126,023
Virgin Islands Housing Finance
  Authority, AMT,
  4.375%, due 2/1/96 .................     1,750        1,750,000
Westchester County, NY,
  4.75%, due 11/15/95 ................     4,890        4,896,324
                                                     ------------
                                                      106,036,820
                                                     ------------

GENERAL OBLIGATION BONDS--0.4%
Nassau County, NY,
  6.300%, due 11/1/95 ................     1,050        1,053,310
Suffolk County, NY,
  7.375%, due 3/1/96 .................     1,700        1,729,472
                                                        ---------
                                                        2,782,782
                                                        ---------

VARIABLE RATE DEMAND NOTES*--53.8%
Babylon, NY Industrial
  Development Agency, AMT,
  due 7/1/14 .........................       900          900,000
Babylon, NY Union Free School District,
  due 12/1/24.........................     1,000        1,000,000
Connecticut State Special
  Assessment Revenue,
  due 11/1/01.........................       900          900,000
Connecticut State Special Tax
  Obligation Revenue,
  due 12/1/10.........................       300          300,000
Coweta County, GA Industrial
  Development Authority,
  due 3/1/09..........................     1,400        1,400,000
Eastern California Municipal Water
  District Revenue,
  due 7/1/20..........................     3,000        3,000,000
Erie County, NY Water Authority,
  due 12/1/16.........................     1,900        1,900,000
Jefferson County, NY Industrial
  Development, AMT,
  due 7/1/05..........................     2,500        2,500,000
Jefferson Parish, LA Industrial
  Development Authority, AMT,
  due 4/1/24..........................     2,300        2,300,000
Manatee County, FL Housing, AMT,
  due 10/16/95........................     5,200        5,200,000
Metropolitan Transit Authority, NY,
  due 7/1/21..........................     5,000        5,000,000
Michigan State, Strategic Fund,
  due 6/1/10..........................       200          200,000
Nassau County, NY, Industrial
  Development Revenue,
  due 12/1/99.........................     3,000        3,000,000
New York City, NY,
  due 8/15/96.........................     3,150        3,150,000
New York City, NY,
  due 8/1/00..........................     8,940        8,940,000
New York City, NY,
  due 8/1/09..........................       200          200,000
New York City, NY,
  due 8/1/10..........................       300          300,000
New York City, NY,
  due 2/15/12.........................    14,500       14,500,000
New York City, NY,
  due 2/15/16.........................     6,000        6,000,000
New York City, NY,
  due 8/1/17..........................       800          800,000
New York City, NY,
  due 8/1/18..........................     4,000        4,000,000
New York City, NY,
  due 8/15/18.........................       700          700,000
New York City, NY,
  due 8/1/19..........................     1,000        1,000,000
New York City, NY,
  due 8/1/20..........................     1,300        1,300,000
New York City Housing Development,
  due 8/1/15..........................     6,200        6,200,000
New York City Housing Development,
  due 2/1/17..........................     1,500        1,500,000
New York City Housing Development,
  due 1/1/23..........................     4,000        4,000,000
New York City Housing
  Development, AMT,
  due 12/15/24........................    13,500       13,500,000
New York City Housing Development,
  due 3/15/25.........................     9,100        9,100,000
New York City Industrial
  Development Agency,
  due 6/30/23.........................     2,400        2,400,000
New York City Industrial
  Development Agency,
  due 6/30/14.........................     2,000        2,000,000
New York City Industrial
  Development Agency,
  due 12/1/14.........................     1,600        1,600,000
New York City Industrial
  Development Agency, AMT,
  due 11/1/15.........................       300          300,000
New York City Municipal Water
  Finance Authority,
  due 6/15/24.........................     8,500        8,500,000
New York City, Cultural Affairs
  (Carnegie Hall),
  due 12/1/10.........................     2,000        2,000,000
New York City, Cultural Affairs
  (Carnegie Hall),
  due 12/1/15.........................     4,325        4,325,000
New York State Dormitory Authority,
  due 7/1/23..........................     3,600        3,600,000
New York State Dormitory Authority,
  due 7/1/24..........................     2,000        2,000,000
New York State Dormitory Authority,
  due 7/1/25..........................       700          700,000
New York State Energy, Research
  & Development,
  due 10/1/14.........................     1,700        1,700,000
New York State Energy, Research
  & Development,
  due 11/1/20.........................    15,000       15,000,000
New York State Energy, Research
  & Development, AMT,
  due 10/1/24.........................    10,000       10,000,000
New York State Energy, Research
  & Development,
  due 12/1/25.........................     1,000        1,000,000
New York State Energy, Research
  & Development, AMT
  due 12/1/25.........................     1,500        1,500,000
New York State Energy, Research
  & Development
  due 6/1/25..........................    10,000       10,000,000
New York State Energy, Research
  & Development, AMT
  due 12/1/26.........................     2,300        2,300,000
New York State Energy, Research
  & Development
  due 6/1/27..........................     2,000        2,000,000
New York State Energy, Research
  & Development
  due 6/1/29..........................     1,000        1,000,000
New York State Housing Finance
  Authority, due 5/15/15..............     4,600        4,600,000
New York State Housing Finance
  Authority, Normandy, AMT,
  due 11/1/02.........................     2,520        2,520,000
New York State Job Development
  Authority,
  due 3/1/99..........................     2,295        2,295,000
New York State Job Development
  Authority,
  due 3/1/00..........................     6,795        6,795,000
New York State Job Development
  Authority, AMT,
  due 3/1/00..........................     2,675        2,675,000
New York State Job Development
  Authority, AMT,
  due 3/1/03..........................     7,105        7,105,000
New York State Job Development
  Authority,
  due 3/1/05..........................     3,100        3,100,000
New York State Job Development
  Authority, AMT
  due 3/1/07..........................     1,100        1,100,000
New York State Local Government
  Assistance Corp.,
  due 4/1/22..........................    25,300       25,300,000
New York State Local Government
  Assistance Corp.,
  due 4/1/23..........................    29,800       29,800,000
New York State Local Government
  Assistance Corp.,
  due 4/1/25..........................     3,500        3,500,000
New York State Medical Care
  Facilities Agency,
  due 11/1/03.........................     9,600        9,600,000
New York State Thruway Authority
  General Revenue,
  due 1/1/23..........................     3,500        3,500,000
New York State Thruway Authority,
  due 1/1/24..........................       500          500,000
Niagara Falls, NY
  due 10/1/19.........................     2,000        2,000,000
Pitkin County, CO Industrial
  Development Revenue,
  due 4/1/16..........................     1,130        1,130,000
Pitkin County, CO Industrial
  Development Revenue, AMT
  due 4/1/14..........................       800          800,000
Port Authority of New York &
  New Jersey, AMT,
  due 1/1/01..........................    65,000       65,000,000
Puerto Rico Commonwealth
  Government Development,
  due 12/1/15.........................     1,000        1,000,000
Saint Charles Parish, LA Pollution
  Control Authority, AMT,
  due 9/1/23..........................       200          200,000
Schenectady County, NY Industrial
  Development, due 6/1/09.............     2,130        2,130,000
Seneca, NY Industrial Development
  Authority, due 10/1/21..............     3,900        3,900,000
Smyra, Georgia Housing Authority,
  due 6/1/25..........................     5,000        5,000,000
Thornton, CO Industrial Development
  Revenue, due 12/15/99...............     1,000        1,000,000
Triborough Bridge & Tunnel
  Authority, NY, due 1/1/07...........     1,800        1,800,000
Triborough Bridge & Tunnel
  Authority, NY,
  due 1/1/08..........................     7,000        7,000,000
Triborough Bridge & Tunnel
  Authority, NY,
  due 1/1/24..........................    29,800       29,800,000
University of Arkansas, Revenue,
  due 12/1/19.........................     3,000        3,000,000
Warren & Washington County, NY
  Industrial Development Revenue,
  due 11/1/98.........................     7,800        7,800,000
Westchester County, NY Industrial
  Development Revenue,
  due 7/1/98..........................     4,300        4,300,000
                                                     ------------
                                                      412,965,000
                                                     ------------
TOTAL INVESTMENTS
  AT AMORTIZED COST...................     99.6%      763,983,298

OTHER ASSETS, LESS LIABILITIES........      0.4         3,145,783
                                          ------     ------------
NET ASSETS............................    100.0%     $767,129,081
                                          ======     ============

AMT-Subject to Alternative Minimum Tax.
*Variable rate demand notes have a demand feature under which the fund could tender them back to the issuer on no more than 7 days notice.

See notes to financial statements

--------------------------------------------------------------------------------
 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES August 31, 1995
--------------------------------------------------------------------------------

ASSETS:
Investments, at amortized cost (Note 1A).........................  $763,983,298
Cash.............................................................        60,975
Interest receivable..............................................     5,698,462
Receivable for shares of beneficial interest sold ...............     3,082,668
                                                                   ------------
    Total assets.................................................   772,825,403
                                                                   ------------
LIABILITIES:
Payable for investments purchased................................     2,152,907
Dividends payable................................................       952,274
Payable for shares of beneficial interest repurchased............     2,100,804
Payable to affiliates:
    Investment advisory fees (Note 3)................   $106,657
    Shareholder servicing agents' fees (Note 4B).....    161,495        268,152
Accrued expenses and other liabilities...............   --------        222,185
                                                                   ------------
    Total liabilities............................................     5,696,322
                                                                   ------------

NET ASSETS for 767,134,112 shares of
 beneficial interest outstanding.................................  $767,129,081
                                                                   ============

NET ASSETS CONSIST OF:
Paid-in capital..................................................  $767,129,186
Accumulated net realized loss on investments.....................          (105)
                                                                   ------------
    Total........................................................  $767,129,081
                                                                   ============

NET ASSET VALUE, OFFERING PRICE, AND
 REDEMPTION PRICE PER SHARE......................................    $1.00
                                                                     =====

See notes to financial statements

--------------------------------------------------------------------------------
  Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
  STATEMENT OF OPERATIONS
  For the Year Ended August 31, 1995
--------------------------------------------------------------------------------

INTEREST INCOME (NOTE 1B):......................................... $26,681,351

EXPENSES:
Shareholder Servicing Agents' fees (Note 4B).........   $2,811,494
Investment Advisory fees (Note 3)....................    1,405,747
Administrative fees (Note 4A)........................    1,054,310
Distribution fees (Note 5)...........................      351,437
Custodian fees.......................................      259,294
Trustee fees.........................................       97,350
Auditing fees........................................       30,800
Shareholder reports..................................       25,834
Registration fees....................................       21,555
Legal fees...........................................       18,932
Transfer agent fees..................................        4,331
Miscellaneous........................................       26,491
                                                        ----------
    Total expenses...................................    6,107,575
Less aggregate amount waived by Investment
 Adviser, Administrator, Shareholder
  Servicing Agents, and Distributor
 (Notes 3, 4A, 4B and 5).............................   (1,538,638)
                                                        ----------
     Net expenses..................................................   4,568,937
                                                                    -----------
     Net investment income.........................................  22,112,414
NET REALIZED GAIN ON INVESTMENTS...................................      16,174
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............... $22,128,588

See notes to financial statements

--------------------------------------------------------------------------------
 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    YEAR ENDED AUGUST 31,
                                               ---------------------------------
                                                   1995                1994
                                               -------------       -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS:
Net investment income......................     $ 22,112,414       $ 12,413,426
Net realized gain on investments...........           16,174              9,906
                                                ------------       ------------
  Net increase in net assets resulting
   from operations.........................       22,128,588         12,423,332
                                                ------------       ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income......................     $(22,112,414)       (12,413,426)
                                                ------------       -------------

TRANSACTIONS IN SHARES OF BENEFICIAL
 INTEREST AT NET ASSET VALUE OF
 $1.00 PER SHARE (Note 6):
Net proceeds from sale of shares...........      825,094,071        738,691,933
Net asset value of shares issued
 to shareholders from reinvestment
 of dividends..............................       12,406,021          7,816,192
Cost of shares repurchased.................     (755,073,983)      (669,823,228)
                                                ------------       ------------
Net increase in net assets from
  transactions in shares of
  beneficial interest......................       82,426,109         76,684,897
                                                ------------       ------------
NET INCREASE IN NET ASSETS ................       82,442,283         76,694,803

NET ASSETS:
Beginning of period........................      684,686,798        607,991,995
                                                ------------       ------------
End of period..............................     $767,129,081       $684,686,798
                                                ============       ============

See notes to financial statements

--------------------------------------------------------------------------------
 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                           YEAR ENDED AUGUST 31
                                                    -------------------------------------------------------------------
                                                       1995          1994          1993          1992          1991
                                                      ------        ------        ------        ------        ------
Net Asset Value, beginning of period.............   $ 1.00000     $ 1.00000     $ 1.00000     $ 1.00000     $ 1.00000
Net investment income............................     0.03136       0.01954       0.01858       0.02914       0.04211
Dividends from net investment income.............    (0.03136)     (0.01954)     (0.01858)     (0.02914)     (0.4211)
                                                    ---------     ---------     ---------     ---------     ---------
Net Asset Value, end of period...................   $ 1.00000     $ 1.00000     $ 1.00000     $ 1.00000     $ 1.00000
                                                    =========     =========     =========     =========     =========
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)........   $ 767,129     $ 684,687     $ 607,992     $ 675,238     $ 586,720
Ratio of expenses to average net assets..........       0.65%         0.65%         0.65%         0.65%         0.64%
Ratio of net investment income to average
  net assets.....................................       3.15%         1.96%         1.86%         2.88%         4.21%
Total return.....................................       3.18%         1.97%         1.87%         2.94%         4.29%

   Note: If agents of the Fund had not voluntarily agreed to waive all or a portion of their fees for the periods indicated, the net investment income per share and ratios would have been as follows:

   Net investment income per share...............   $ 0.02917     $ 0.01715     $ 0.01628     $ 0.02691     $ 0.04001

   Ratios:
   Expenses to average net assets................       0.87%         0.88%         0.88%         0.87%         0.85%
   Net investment income to
     average net assets..........................       2.93%         1.72%         1.63%         2.66%         4.00%


See notes to financial statements

--------------------------------------------------------------------------------
 Landmark New York Tax Free Reserves
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

(1) SIGNIFICANT ACCOUNTING POLICIES
Landmark New York Tax Free Reserves (the "Fund") is a separate non-diversified series of Landmark Multi-State Tax Free Funds (the "Trust") which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Investment Adviser of the Fund is Citibank, N.A. ("Citibank"). The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Trust's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers through various Shareholder Servicing Agents.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:

A. VALUATION OF INVESTMENTS -- Money market instruments are valued at amortized cost, which the Trustees have determined in good faith constitutes fair value. The Fund's use of amortized cost is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

B. INTEREST INCOME -- Interest income consists of interest accrued less the amortization of any premium and accretion of market discount on the investments of the Fund.

C. FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders all of its net investment income. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1995, the Fund, for federal income tax purposes, had a capital loss carryover of $105 which will expire on August 31, 1999. Such capital loss carryover will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distri butions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Dividends paid by the Fund from net interest received on tax-exempt money market instruments are not includable by shareholders as gross income for federal income tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

D. EXPENSES -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more Funds in the series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

E. OTHER -- Purchases, and maturities and sales of money market instruments are accounted for on the date of the transaction.

(2) DIVIDENDS
The net income of the Fund is determined once daily, as of 12:00 noon, New York City time, and all of the net income of the Fund so determined is declared as a dividend to shareholders of record at the time of such determination. Dividends are distributed in the form of additional shares of the Fund or, at the election of the shareholder, in cash (subject to the policies of the shareholder's Shareholder Servicing Agent), on or prior to the last business day of the month.

(3) INVESTMENT ADVISORY FEES
The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $1,405,747 of which $242,164 was voluntarily waived for the year ended August 31, 1995. The investment advisory fee is computed at the annual rate of 0.20% of the Fund's average daily net assets.

(4) ADMINISTRATIVE SERVICES PLAN
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust on behalf of each Fund may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents and may enter into agreements providing for the payment of fees for such services. Under the Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.60% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. ADMINISTRATIVE FEES -- Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at the annual rate of 0.20% of the Fund's average daily net assets, provided that the aggregate of any such fee paid to the Administrator and the basic distribution fee paid to the Distributor may not exceed an amount equal to 0.20% of the Fund's average daily net assets. For the year ended August 31, 1995, the Administrator received fees computed at the annual rate of 0.15% of the Fund's average daily net assets which amounted to $1,054,310 of which $61,120 was voluntarily waived. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or a director of the Administrator or its affiliates.

B. SHAREHOLDER SERVICING AGENTS FEES -- The Trust on behalf of the Fund has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of the Fund represented by shares owned during the period by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Share holder Servicing Agents fees amounted to $2,811,494, of which $1,054,310 was voluntarily waived for the year ended August 31, 1995.

(5) DISTRIBUTION FEES
The Trust has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with sales of shares of the Fund, at an annual rate not to exceed 0.05% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund not to exceed 0.10% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payments of such additional fees have been made to date. For the year ended August 31, 1995, the distribution fees were computed at the annual rate of 0.05% of the Fund's average daily net assets and amounted to $351,437, of which $181,044 was voluntarily waived.

(6) SHARES OF BENEFICIAL INTEREST
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional Shares of Beneficial Interest (without par value).

(7) INVESTMENT TRANSACTIONS
Purchases, and maturities and sales, of money market instruments aggregated $1,966,810,591 and $1,886,131,614, respectively, for the year ended August 31, 1995.

(8) FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES
The cost of investment securities owned at August 31, 1995, for federal income tax purposes, amounted to $763,983,298.

(9) LINE OF CREDIT
The Fund, along with other Landmark Funds, entered into an agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the year ended August 31, 1995, the commitment fee allocated to the Fund was $5,314. Since the line of credit was established, there have been no borrowings.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

TO THE TRUSTEES AND SHAREHOLDERS OF LANDMARK NEW YORK TAX FREE RESERVES:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Landmark New York Tax Free Reserves (the "Fund"), a separate series of Landmark Multi-State Tax Free Funds (the "Trust"), (a Massachusetts business trust) as of August 31, 1995, the related statement of operations for the year then ended, the statement of changes in net assets for the years ended August 31, 1995 and 1994, and the financial highlights for each of the years in the five-year period ended August 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 1995, by correspondence with the Custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Landmark New York Tax Free Reserves at August 31, 1995, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
October 9, 1995

--------------------------------------------------------------------------------
  SHAREHOLDER SERVICING AGENTS
--------------------------------------------------------------------------------

FOR CITIBANK NEW YORK RETAIL BANKING AND BUSINESS AND PROFESSIONAL CUSTOMERS:
Citibank, N.A.
450 West 33rd Street, New York, NY 10001
(212) 564-3456 or (800) 846-5300

FOR CITIGOLD CUSTOMERS:
Citibank, N.A.
Citigold
P.O. Box 5130, New York, NY 10126-5130
Call Your Citigold Executive or, in NY or CT, (800) 285-1701, for all other states, (800)285-1707

FOR CITIBANK PRIVATE BANKING CLIENTS:
Citibank, N.A.
The Citibank Private Bank
153 East 53rd Street, New York, NY 10043
Call Your Citibank Private Banking Account Officer,
Investment Specialist or (212) 559-5959

FOR CITIBANK GLOBAL ASSET MANAGEMENT CLIENTS:
Citibank, N.A.
Citibank Global Asset Management
153 East 53rd Street, New York, NY 10043
(212) 559-7117

FOR CITIBANK NORTH AMERICAN INVESTOR SERVICES CLIENTS:
Citibank, N.A.
111 Wall Street, New York, NY 10043
Call Your Account Manager or (212) 657-9100

FOR CITICORP INVESTMENT SERVICES CUSTOMERS:
Citicorp Investment Services
One Court Square, Long Island City, NY 11120
Call Your Investment Consultant or (800) 846-5200
(212) 736-8170 in New York City

TRUSTEES AND OFFICERS
Philip W. Coolidge*, President
H. B. Alvord
Elliott J. Berv
Mark T. Finn
Riley C. Gilley
Diana R. Harrington
Susan B. Kerley
C. Oscar Morong, Jr.
Walter E. Robb, III
E. Kirby Warren
William S. Woods, Jr.

ASSISTANT TREASURER
Barbara M. O'Dette*

ASSISTANT SECRETARIES
Susan Jakuboski*
Molly S. Mugler*
*Affiliated Person of Administrator and Distributor

---------------------------|  |--------------------------------

INVESTMENT ADVISER
Citibank, N.A.
153 East 53rd Street, New York, NY 10043

ADMINISTRATOR AND DISTRIBUTOR
The Landmark Funds Broker-Dealer Services, Inc.
6 St. James Avenue, Boston, MA 02116
(617) 423-1679

TRANSFER AGENT AND CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, MA 02110

AUDITORS
Deloitte & Touche LLP
125 Summer Street, Boston, MA 02110

LEGAL COUNSEL
Bingham, Dana & Gould
150 Federal Street, Boston, MA 02110

---------------------------[  ]--------------------------------

SHAREHOLDER SERVICING AGENTS
(See Inside Cover)

This report is prepared for the information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus.


This Report is Prepared & Printed on Recycled Paper [RECYCLE SYMBOL]
NYTFR/A/95